Consolidated statements of financial position (Details 1) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Net book value	€ 1,408,078	€ 546,694
Depreciation charge for the year	371,551	362,137	€ 265,957
Cars
Statement [Line Items]
Net book value	49,116	61,324
Cost
Statement [Line Items]
Balance, beginning	1,168,512	1,102,881
Disposals	0	28,366
Exchange differences	(15,777)	7,997
Balance, ending	2,409,399	1,168,512	1,102,881
Additions	1,225,110	101,993
Cost | Cars
Statement [Line Items]
Balance, beginning	108,685	35,058
Disposals	0	28,366
Exchange differences	0	0
Balance, ending	125,130	108,685	35,058
Additions	16,445	101,993
Buildings
Statement [Line Items]
Net book value	1,358,962	485,369
Buildings | Cost
Statement [Line Items]
Balance, beginning	1,059,826	1,067,823
Disposals	0	0
Exchange differences	(15,777)	7,997
Balance, ending	2,284,269	1,059,826	1,067,823
Additions	1,208,665	0
Depreciation
Statement [Line Items]
Balance, beginning	(621,818)	(265,957)
Depreciation charge for the year	(371,551)	(370,018)
Disposals	0	(7,880)
Exchange differences	7,952	(6,277)
Balance, ending	(1,001,321)	(621,818)	(265,957)
Depreciation | Cars
Statement [Line Items]
Balance, beginning	(47,361)	(20,831)
Depreciation charge for the year	(28,654)	(34,410)
Disposals	0	(7,880)
Exchange differences	0	0
Balance, ending	(76,015)	(47,361)	(20,831)
Depreciation | Buildings
Statement [Line Items]
Balance, beginning	(574,457)	(245,126)
Depreciation charge for the year	(342,897)	(335,608)
Disposals	0	0
Exchange differences	7,952	(6,277)
Balance, ending	€ (925,306)	€ (574,457)	€ (245,126)